Subsequent Events (Details Narrative) (10-K) - USD ($)						1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 02, 2016	Jun. 02, 2016	Mar. 29, 2016	Feb. 25, 2016	Mar. 18, 2014	Oct. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 21, 2016	Apr. 30, 2015	Jul. 31, 2014	Jan. 31, 2014
Repayment of principal outstanding									$ 1,086,000	$ 157,000	$ 198,411	$ 4,622,500
Annual compensation for services									262,000		$ 314,761
Warrants to purchase of common stock, shares											1,313				237,570
Warrants price per share											$ 60.00				$ 28.20
Warrant exercises									$ 1,605,000		$ 1,251,550
Reverse stock split description					1-for-10.9532 basis
Board Of Directors [Member]
Reverse stock split description	On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company, which was subsequently approved by the Company’s shareholders, and the ratio was set by the Board of Directors at 1:15 (the “Reverse Stock Split”).
Warrants [Member]
Warrants to purchase of common stock, shares														54,750	172,223	20,167
Warrants price per share											$ 6.75			$ 21.00		$ 54.00
James L. Davis [Member] | Warrants [Member]
Warrants to purchase of common stock, shares												39,429
Warrants price per share												$ 30.00
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares												29,211
Warrants price per share												$ 30.00
Subsequent Event [Member]
Warrants to purchase of common stock, shares				122,613		5,000							643,528
Warrants price per share				$ 6.90		$ 4.94							$ 5.55
Debt maturity date						Oct. 31, 2016
Number of shares sold in private placement				245,226
Sale of common stock price per share				$ 5.55
Warrant term				5 years
Proceeds from equity offering				$ 1,361,000
Maximum of conversion price per share				$ 5.55
Maximum of adjusted purchase price per share				4.50
Minimum exercise price for stock splits, stock dividends and combinations of our common stock price per share				$ 5.63
Subsequent Event [Member] | Board Of Directors [Member]
Reverse stock split description		Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company within a range of one share of common stock for every five shares of common stock (1:5) to one share of common stock for every twenty-five shares of common stock (1:25) (the “Reverse Stock Split”), with the exact Reverse Stock Split ratio to be set within this range as determined by the Board of Directors in its sole discretion. The Reverse Stock Split was approved by the Company’s stockholders in June 2016. On July 13, 2016, the Board of Directors fixed the Reverse Stock Split ratio at 1:15.
Subsequent Event [Member] | Warrants [Member]
Warrants to purchase of common stock, shares											159,900
Warrants price per share											$ 4.94
Warrant exercises											$ 807,000
Number of warrants exercised on cash basis											163,545
Subsequent Event [Member] | Financial Service Agreements [Member]
Annual compensation for services								$ 100,000
Subsequent Event [Member] | Mr. Hanson [Member] | January 31, 2016 To January 31, 2017 [Member]
Repayment of principal outstanding							$ 1,000,000
Subsequent Event [Member] | James L. Davis [Member]
Note payable							$ 150,000
Warrants to purchase of common stock, shares			8,334				16,667
Warrants price per share							$ 4.94
Debt maturity date			Jan. 11, 2017
Subsequent Event [Member] | Michael J. Hanson [Member]
Note payable							$ 75,000
Warrants to purchase of common stock, shares			16,667				8,334
Warrants price per share							$ 0.329
Debt maturity date			Jan. 31, 2017
Subsequent Event [Member] | Commitment Letter And Revolving Line of Credit Note [Member]
Maturity date							Jan. 31, 2017
Percentage of interest rate							10.00%
Outstanding principal							$ 598,000
Subsequent Event [Member] | Commitment Letter And Revolving Line of Credit Note [Member] | Accrued Interest [Member]
Maturity date							Jan. 31, 2017